Share-based payments - Employee Share Plan (Details) - Employee Share Plan (ESP)	12 Months Ended
	Sep. 30, 2025 AUD ($) EquityInstruments employee $ / shares shares	Sep. 30, 2024 AUD ($) EquityInstruments employee $ / shares shares
Share-based payments
Number of participants | employee	26,916	27,549
Average number of shares allocated per participant | shares	30	47
Total number of shares allocated | EquityInstruments	807,480	1,294,803
Market price per share | $ / shares	$ 32.82	$ 21.2
Total fair value	$ 26,501,494	$ 27,449,824
Other employee benefits	$ 28,000,000	$ 28,000,000